Stock-Based Compensation (Schedule Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012		Jan. 31, 2011		Jan. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 32,951		$ 53,615		$ 51,635
Allocated share-based compensation expense, including amounts charged to discontinued operations	37,033		57,398		57,665
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	3,256		21,266		20,395
Allocated share-based compensation expense, including amounts charged to discontinued operations	3,934		22,414		24,404
Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	29,695		32,349		31,240
Allocated share-based compensation expense, including amounts charged to discontinued operations	33,099		34,984		33,261
Product Costs [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	124		745		543
Product Costs [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	760		850		759
Service Costs [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	292		2,543		3,099
Service Costs [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	2,132		2,069		1,444
Selling, General And Administrative [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	464		4,195		4,505
Selling, General And Administrative [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	2,596		2,886		3,455
Research And Development [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	2,376		13,783		12,248
Research And Development [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	24,207		26,544		25,582
CTI [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense, including amounts charged to discontinued operations	302	[1]	16	[1]	2,610	[1]
CTI [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense, including amounts charged to discontinued operations	8,444	[1]	9,402	[1]	9,344	[1]
Verint [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense, including amounts charged to discontinued operations	3,256	[2]	21,237	[2]	20,320	[2]
Verint [Member] | Restricted/Deferred Stock Awards [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense, including amounts charged to discontinued operations	24,655	[2]	25,582	[2]	23,917	[2]
Starhome [Member] | Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense, including amounts charged to discontinued operations	$ 376		$ 1,161		$ 1,474

[1]	Stock options to purchase CTI’s common stock, deferred stock unit awards and restricted stock unit awards were awarded to employees and directors of CTI’s subsidiaries, including employees of Verint, Comverse and Starhome. Accordingly, the related stock-based compensation expense has been recognized in the respective subsidiary statements of operations.
[2]	Verint’s stock-based compensation expense consists of stock options to purchase Verint common stock, Verint phantom stock units, Verint stock bonus program and Verint restricted stock awards and restricted stock units.